Note 04 - Entity-Wide Disclosures by Geographic Area (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues	[1]	€ 25,538	€ 24,011	€ 23,165
Corporate Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		5,150	5,146	5,247
Investment Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		9,631	9,286	7,023
Private Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		8,234	8,126	8,239
Asset Management [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		2,708	2,229	2,332
Capital Release Unit [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		26	(225)	217
Corporate & Other [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		(211)	(552)	107
Germany [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		9,914	9,441	9,504
Germany [Member] | Corporate Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		2,593	2,538	2,444
Germany [Member] | Investment Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		450	431	364
Germany [Member] | Private Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		5,481	5,456	5,562
Germany [Member] | Asset Management [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		1,385	992	1,054
Germany [Member] | Capital Release Unit [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		4	23	80
UK [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		3,997	3,602	2,645
UK [Member] | Corporate Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		144	110	207
UK [Member] | Investment Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		3,642	3,552	2,244
UK [Member] | Private Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		(2)	31	29
UK [Member] | Asset Management [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		336	292	345
UK [Member] | Capital Release Unit [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		(122)	(383)	(181)
Rest of Europe, Middle East and Africa [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		3,249	3,355	3,293
Rest of Europe, Middle East and Africa [Member] | Corporate Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		900	934	846
Rest of Europe, Middle East and Africa [Member] | Investment Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		255	358	292
Rest of Europe, Middle East and Africa [Member] | Private Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		1,783	1,682	1,676
Rest of Europe, Middle East and Africa [Member] | Asset Management [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		286	344	380
Rest of Europe, Middle East and Africa [Member] | Capital Release Unit [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		26	35	99
Americas [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		5,596	4,929	4,556
Americas [Member] | Corporate Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		750	768	951
Americas [Member] | Investment Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		3,904	3,285	2,701
Americas [Member] | Private Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		364	362	379
Americas [Member] | Asset Management [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		537	465	437
Americas [Member] | Capital Release Unit [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		41	50	88
Asia/Pacific [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		2,993	3,236	3,059
Asia/Pacific [Member] | Corporate Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		764	796	798
Asia/Pacific [Member] | Investment Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		1,381	1,660	1,421
Asia/Pacific [Member] | Private Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		608	594	593
Asia/Pacific [Member] | Asset Management [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		163	136	116
Asia/Pacific [Member] | Capital Release Unit [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		€ 77	€ 49	€ 130

[1]	Consolidated net revenues comprise interest and similar income, interest expenses and total noninterest income (including net commission and fee income). Revenues are attributed to countries based on the location in which the Group’s booking office is located. The location of a transaction on the Group’s books is sometimes different from the location of the headquarters or other offices of a customer and different from the location of the Group’s personnel who entered into or facilitated the transaction. Where the Group records a transaction involving its staff and customers and other third parties in different locations frequently depends on other considerations, such as the nature of the transaction, regulatory considerations and transaction processing considerations.